Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash	$ 18,244,055	$ 11,511
Accounts receivable	306,450
Accounts receivable - related parties	682,315
Advance to suppliers	2,125,548	149,982
Advance to suppliers - related parties	583,387	8,052,988
Inventories, net	7,398,248	2,487,383
Deferred offering costs	420,968	33,847
Prepaid expenses and other current assets	253,673	454,640
Total current assets	30,014,644	11,190,351
Property and equipment, net	12,794	15,315
Intangible assets, net	34,933	53,773
Right of use lease assets, net	3,674,255
Other non-current asset	121,848
Deferred tax assets	6,380
Total Assets	33,864,854	11,259,439
Current Liabilities:
Accounts payable	5,688,809	2,913,271
Trade notes payable	580,896
Deferred revenue	1,701,321	1,987,105
Current portion of operating lease liabilities	721,003
Accrued expenses and other liabilities	1,209,105	1,796,673
Due to related parties	1,240,008	61,425
Taxes payable	1,011,775	126,319
Total current liabilities	12,152,917	6,884,793
Non-current portion of operating lease liabilities	2,967,193
Total liabilities	15,120,110	6,884,793
Commitments and contingencies
Stockholders’ Equity
Common stock, $0.0001 par value, 450,000,000 shares authorized, 21,149,425 and 20,000,000 issued and outstanding at December 31, 2020 and 2019, respectively	2,115	2,000
Preferred stock, $0.0001 par value, 50,000,000 shares authorized, 750,000 issued and outstanding at December 31, 2020 and 2019	75	75
Additional paid-in capital	14,171,120	4,171,235
Statutory reserves	394,541	94,837
Retained earnings	3,353,031	66,043
Accumulated other comprehensive income	823,862	40,456
Total Stockholders’ Equity	18,744,744	4,374,646
Total Liabilities and Stockholders’ Equity	$ 33,864,854	$ 11,259,439